Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Apr. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented cybersecurity risk management measures intended to protect the confidentiality, integrity, and availability of our critical systems and information, primarily by the Information System Unit. We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented cybersecurity risk management measures intended to protect the confidentiality, integrity, and availability of our critical systems and information, primarily by the Information System Unit
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity Governance

We consider cybersecurity risk through our Risk Compliance Committee as part of our risk oversight function. The members of our Risk Compliance Committee consist of Satoshi Kobayashi, our Chief Executive Officer and Interim Chief Financial Officer, Miyabi Ito, our General Affairs Manager, and Shinpei Ogose, our Company Auditor. In addition, our management updates our board of directors, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.

Our management team is responsible for assessing and managing our material risks from cybersecurity threats. The Information System Unit has the primary responsibility for our overall cybersecurity risk management program. Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel, threat intelligence and other information obtained from governmental, public or private sources, and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

We consider cybersecurity risk through our Risk Compliance Committee as part of our risk oversight function. The members of our Risk Compliance Committee consist of Satoshi Kobayashi, our Chief Executive Officer and Interim Chief Financial Officer, Miyabi Ito, our General Affairs Manager, and Shinpei Ogose, our Company Auditor. In addition, our management updates our board of directors, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The members of our Risk Compliance Committee consist of Satoshi Kobayashi, our Chief Executive Officer and Interim Chief Financial Officer, Miyabi Ito, our General Affairs Manager, and Shinpei Ogose, our Company Auditor
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true